Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022
Statement of cash flows [abstract]
Restricted cash	$ 471	$ 494	$ 482